Revenue - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue		$ 45,417	$ 68,909	$ 101,398	$ 142,946	$ 182,090
% of Revenue		100.00%	100.00%	100.00%	100.00%	100.00%
Deferred revenue current associated with the rights granted to receive future patents	$ 3,100	$ 3,100
Deferred revenue non-current associated with the rights granted to receive future patents	14,000	14,000
Accounts receivable	25,300	25,300
Contract assets	8,439	$ 8,439	$ 0	$ 0	$ 38	$ 0
License revenue
Revenue
Revenue	$ 16,600
% of Revenue	59.00%	37.00%